UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment:           |_|; Amendment Number: 1

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Discovery Capital Management, LLC

Address:    20 Marshall Street
            South Norwalk, CT 06854


13F File Number: 028-12212

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Kip Allardt
Title:   Chief Operating Officer
Phone:  (203) 838-3188


Signature, Place and Date of Signing:

/s/ Kip Allardt           South Norwalk, Connecticut         November 19, 2009
--------------------    -----------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  40

Form 13F Information Table Value Total: $1,093,414



                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number    Name

1.   028-12213               Discovery Global Opportunity Master Fund, Ltd.

                                                 FORM 13F INFORMATION TABLE
                                                       June 30, 2009



COLUMN 1                      COLUMN  2        COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                              TITLE                       VALUE     SHRS OR    SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                OF CLASS         CUSIP      (X$1000)  PRN AMT    PRN CALL  DISCRETION  MANAGERS  SOLE     SHARED  NONE
--------------                --------         -----      --------  -------    --- ----  ----------  --------  ----     ------  ----
AMERICAN DAIRY INC            COM              025334103    2,714       95,800 SH        SOLE        NONE          95,800
APPLE INC                     COM              037833100  142,197      767,182 SH        SOLE        NONE         767,182
ASML HOLDING N V              NY REG SHS       N07059186   28,958      979,300 SH        SOLE        NONE         979,300
BANCO BRADESCO S A            SP ADR PFD NEW   059460303   27,255    1,370,300 SH        SOLE        NONE       1,370,300
BANCO MACRO SA                SPON ADR B       05961W105    1,473       61,000 SH        SOLE        NONE          61,000
BARRICK GOLD CORP             COM              067901108   14,819      391,000 SH        SOLE        NONE         391,000
CBS CORP NEW                  CL B             124857202   45,700    3,792,500 SH        SOLE        NONE       3,792,500
CEMEX SAB DE CV               SPON ADR NEW     151290889   15,798    1,222,788 SH        SOLE        NONE       1,222,788
CITIGROUP INC                 COM              172967101      445       92,000 SH        SOLE        NONE          92,000
CITIZENS REPUBLIC BANCORP IN  COM              174420109   10,129   13,327,095 SH        SOLE        NONE      13,327,095
CORE LABORATORIES N V         COM              N22717107   21,154      205,199 SH        SOLE        NONE         205,199
CREDICORP LTD                 COM              G2519Y108  148,607    1,911,097 SH        SOLE        NONE       1,911,097
DEERE & CO                    COM              244199105    9,318      217,100 SH        SOLE        NONE         217,100
DRIL-QUIP INC                 COM              262037104    6,180      124,500 SH        SOLE        NONE         124,500
EMPRESA DIST Y COMERCIAL NOR  SPON ADR         29244A102      536       68,700 SH        SOLE        NONE          68,700
GOLDMAN SACHS GROUP INC       COM              38141G104   73,611      399,300 SH        SOLE        NONE         399,300
GOOGLE INC                    CL A             38259P508  101,481      204,660 SH        SOLE        NONE         204,660
ISHARES INC                   MSCI TAIWAN      464286731   27,344    2,219,500 SH        SOLE        NONE       2,219,500
ISHARES TR INDEX              MSCI EMERG MKT   464287234   84,493    2,171,500 SH        SOLE        NONE       2,171,500
JPMORGAN CHASE & CO           COM              46625H100   30,608      698,500 SH        SOLE        NONE         698,500
LAZARD LTD                    SHS A            G54050102    9,567      231,600 SH        SOLE        NONE         231,600
LEAP WIRELESS INTL INC        COM NEW          521863308   15,984      817,600 SH        SOLE        NONE         817,600
LIHIR GOLD LTD                SPONSORED ADR    532349107    9,091      362,900 SH        SOLE        NONE         362,900
MARKET VECTORS ETF TR         INDONESIA ETF    57060U753      592       10,000 SH        SOLE        NONE          10,000
MATRIXX INITIATIVES INC       COM              57685L105      284       50,000 SH        SOLE        NONE          50,000
METROPCS COMMUNICATIONS INC   COM              591708102   13,909    1,486,000 SH        SOLE        NONE       1,486,000
MGIC INVT CORP WIS            COM              552848103    4,646      627,000 SH        SOLE        NONE         627,000
MORGAN STANLEY                COM NEW          617446448   31,112    1,007,500 SH        SOLE        NONE       1,007,500
NATIONAL OILWELL VARCO INC    COM              637071101    6,608      153,200 SH        SOLE        NONE         153,200
NII HLDGS INC                 CL B NEW         62913F201    5,802      193,000 SH        SOLE        NONE         193,000
NVIDIA CORP                   COM              67066G104   20,331    1,352,700 SH        SOLE        NONE       1,352,700
OPEN JT STK CO-VIMPEL COMMUN  SPONSORED ADR    68370R109   78,723    4,209,800 SH        SOLE        NONE       4,209,800
POPULAR INC                   COM              733174106    2,867    1,013,200 SH        SOLE        NONE       1,013,200
RESEARCH IN MOTION LTD        COM              760975102   12,883      190,500 SH        SOLE        NONE         190,500
ROVI CORP                     COM              779376102   13,994      416,500 SH        SOLE        NONE         416,500
SILVER WHEATON CORP           COM              828336107   12,026      955,200 SH        SOLE        NONE         955,200
TELECOM ARGENTINA S A         SPON ADR REP B   879273209   17,047    1,066,097 SH        SOLE        NONE       1,066,097
TRANSOCEAN LTD                REG SHS          H8817H100   20,664      241,600 SH        SOLE        NONE         241,600
WEATHERFORD INTERNATIONAL LT  REG              H27013103   18,844      909,000 SH        SOLE        NONE         909,000
XTO ENERGY INC                COM              98385X106    5,620      136,000 SH        SOLE        NONE         136,000



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